[Protective Life Insurance Company Letterhead]

[LOGO]

May 2, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Protective Investment Company Filing Pursuant to Rule 497(j) for File No. 33-71592; 811-8674

Commissioners:

    On behalf of Protective Investment Company, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the interests in the Protective Investment Company funds and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 11 as filed with the Commission on April 24, 2000 via EDGARLINK.

    Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                      Sincerely,
                      /s/                       STEVE M. CALLAWAY
                      Steve M. Callaway